NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MARCH 29, 2012
TO THE PROSPECTUS DATED SEPTEMBER 30, 2011
The bar chart entitled “Class I Annual Total Return” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Fund Performance” is deleted in its entirety and replaced with the following bar chart:
Class I Annual Total Return*

4.38%	8.61%	4.40%	2.89%	1.79%	3.45%	2.99%	-0.03%	10.21%	2.24%
2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

* Class I year-to-date total return as of June 30, 2011 was 4.24%.